Debt Obligations Senior Unsecured Notes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 19, 2013	Dec. 18, 2012	Sep. 17, 2012
Debt Instrument [Line Items]
Long-term Debt	$ 3,183
Long-term debt	2,980	$ 2,939
5% Notes Due 2022 [Member]
Debt Instrument [Line Items]
Long-term Debt					$ 600
Debt instrument stated percentage					5.00%
Percentage of Principle Amount Notes Were Sold At					100.00%
Long-term debt	$ 600	600
5% Notes Due 2022 [Member] | Twelve Month Period Commencing On July 15, 2017 [Member]
Debt Instrument [Line Items]
Debt Instrument Redemption Price As Percentage Of Principle Amount	102.50%
5% Notes Due 2022 [Member] | Twelve Month Period Commencing On July 15, 2018 [Member]
Debt Instrument [Line Items]
Debt Instrument Redemption Price As Percentage Of Principle Amount	101.667%
5% Notes Due 2022 [Member] | Twelve Month Period Commencing On July 15, 2019 [Member]
Debt Instrument [Line Items]
Debt Instrument Redemption Price As Percentage Of Principle Amount	100.833%
5% Notes Due 2022 [Member] | Twelve Month Period Commencing On July 15, 2020 [Member]
Debt Instrument [Line Items]
Debt Instrument Redemption Price As Percentage Of Principle Amount	100.00%
4.625% Notes Due 2021 [Member] [Member]
Debt Instrument [Line Items]
Long-term Debt				$ 500
Debt instrument stated percentage				4.625%
Percentage of Principle Amount Notes Were Sold At				100.00%
Long-term debt	$ 500	500
4.625% Notes Due 2021 [Member] [Member] | Twelve Month Period Commencing On February 15, 2017 [Member]
Debt Instrument [Line Items]
Debt Instrument Redemption Price As Percentage Of Principle Amount	102.313%
4.625% Notes Due 2021 [Member] [Member] | Twelve Month Period Commencing On February 15, 2018 [Member]
Debt Instrument [Line Items]
Debt Instrument Redemption Price As Percentage Of Principle Amount	101.156%
4.625% Notes Due 2021 [Member] [Member] | Twelve Month Period Commencing On February 15, 2019 [Member]
Debt Instrument [Line Items]
Debt Instrument Redemption Price As Percentage Of Principle Amount	100.00%
5.875% Notes due 2021 [Member]
Debt Instrument [Line Items]
Long-term Debt			$ 400
Debt instrument stated percentage			5.875%
Percentage of Principle Amount Notes Were Sold At			100.00%
Long-term debt	$ 400	400
5.875% Notes due 2021 [Member] | Twelve Month Period Commencing On December 15, 2017 [Member]
Debt Instrument [Line Items]
Debt Instrument Redemption Price As Percentage Of Principle Amount	102.938%
5.875% Notes due 2021 [Member] | Twelve Month Period Commencing On December 15, 2018 [Member]
Debt Instrument [Line Items]
Debt Instrument Redemption Price As Percentage Of Principle Amount	101.469%
5.875% Notes due 2021 [Member] | Twelve Month Period Commencing On December 15, 2019 [Member]
Debt Instrument [Line Items]
Debt Instrument Redemption Price As Percentage Of Principle Amount	100.00%
6.375% Notes due 2023 [Member]
Debt Instrument [Line Items]
Long-term Debt			$ 700
Debt instrument stated percentage			6.375%
Percentage of Principle Amount Notes Were Sold At			100.00%
Long-term debt	$ 700	$ 700
6.375% Notes due 2023 [Member] | Twelve Month Period Commencing On December 15, 2018 [Member]
Debt Instrument [Line Items]
Debt Instrument Redemption Price As Percentage Of Principle Amount	103.188%
6.375% Notes due 2023 [Member] | Twelve Month Period Commencing On December 15, 2019 [Member]
Debt Instrument [Line Items]
Debt Instrument Redemption Price As Percentage Of Principle Amount	102.125%
6.375% Notes due 2023 [Member] | Twelve Month Period Commencing On December 15, 2020 [Member]
Debt Instrument [Line Items]
Debt Instrument Redemption Price As Percentage Of Principle Amount	101.063%
6.375% Notes due 2023 [Member] | Prior To December 15, 2018 [Member]
Debt Instrument [Line Items]
Debt Instrument Redemption Price As Percentage Of Principle Amount	100.00%